Credit Facility (Tables)	12 Months Ended
May. 02, 2015
Credit Facility

Selected information related to the Company’s credit facilities:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Credit facility at period end	$—	—	77,000
Average balance outstanding during the period	$18,227	48,254	214,702
Maximum borrowings outstanding during the period	$202,800	180,300	462,900
Weighted average interest rate during the period (a)	38.18%	15.65%	5.56%
Interest rate at end of period	0.00%	0.00%	4.93%

(a)	Includes commitment fees.